Nature of Business	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business

1. Nature of Business

Sugarmade, Inc. (hereinafter referred to as “we”, “us” or “the/our Company”) was originally incorporated on June 5, 1986 in California as Lab, Inc., and later that month, on June 24, 1986 changed its name to Software Professionals, Inc. On May 21, 1996, the Company changed its name to Enlighten Software Solutions, Inc. On June 20, 2007, Enlighten Software Solutions, Inc. was incorporated in Delaware for the purpose of merging with Enlighten Softwear Solutions, Inc. a California Corporation so as to affect a redomicile to Delaware. On January 24, 2008, the Company changed its name to Diversified Opportunities, Inc. On May 9, 2011 we closed on a Share Exchange Agreement with Sugarmade, Inc., a California corporation and on June 24, 2011 changed our name to Sugarmade, Inc.

On October 24, 2014 we acquired SWC Group, Inc., a California corporation doing business as, CarryOutSupplies.com (“Carry Out Supplies”). Today, our Company, Sugarmade, Inc. operates much of its business activities through our subsidiaries, SWC Group, Inc., a California corporation (“SWC’’), NUG Avenue, Inc., a California corporation (“NUG Avenue”), and Lemon Glow Company, Inc., a California corporation (“Lemon Glow”). Sugarmade, Inc. was founded in 2010.

Shares of our common stock are quoted on the OTC Pink Open Market tier of OTC Markets, which is a quotation system for early-stage and developing companies. Our trading symbol is “SGMD”. Our corporate website is www.sugarmade.com.

As of the date of this filing, we are involved in several business sectors and business ventures:

Paper and paper-based products: The supply of consumable products to the quick-service restaurant sub-sector of the restaurant industry, and as an importer and distributor of non-medical personal protection equipment to business and consumers, via our Carry Out Supplies subsidiary. Carry Out Supplies is a producer and wholesaler of custom printed and generic supplies, servicing more than 2,000 quick-service restaurants. The primary products are plastic cold cups, paper coffee cups, yogurt cups, ice cream cups, cup lids, cup sleeves, edible packaging, food containers, soup containers, plastic spoons, and similar products for this market sector. This subsidiary, which was formed in 2009, was recently expanded to also offer non-medical personal protective equipment.

NUG Avenue, Inc. investment into licensed cannabis delivery in Los Angeles area markets. On February 8, 2021, we became a majority owner of NUG Avenue, Inc., a California corporation (“NUG Avenue”), which operates a licensed and regulated cannabis delivery service out of Lynwood, California, serving the greater Los Angeles Metropolitan area (the “Lynwood Operations”). The Company currently owns a majority stake of seventy percent (70%) of NUG Avenue’s Lynwood Operations and holds first rights of refusal on NUG Avenue’s business expansion relative to the cannabis marketplace. By way of our capital injection made into NUG Avenue and via our 70% ownership position, we consolidate and recognize 100% of the revenues and 70% of profits or loss generated by NUG Ave for its Lynwood Operations.

We believe our investment into NUG Avenue will allow us to expand our presence into the licensed and regulated cannabis marketplace. The California cannabis market continues its rapid growth, with the Southern California sub-market representing the world’s largest single cannabis marketplace. According to the California Department of Tax and Fee Administration, the most recently reported quarterly period posted a significant increase in cannabis tax compared to the year-ago period. Much of this growth was driven by increased use of delivery services, as consumers are increasingly relying on home delivery for many goods, including cannabis.

Cannabis products delivery service and sales: As a joint owner in the Budcars licensed cannabis delivery service brand (“Budcars” or the “Budcars Brand”). Budcars operates a licensed cannabis delivery service in the Sacramento, California area. In February 2020, the Company entered into an agreement with Indigo Dye Group Corp. (“Indigo”) to acquire a 40% stake in the Budcars Brand and in the Sacramento delivery operations. Under the terms of the agreement with Indigo, Sugarmade acquired an option to purchase an additional 30% interest in Budcars. Upon exercise of this option, the Company would acquire a controlling interest in Indigo. As of December 31, 2021, the option has not yet been exercised and the Company’s stake in Budcars remained at 40%. The Company plans to open new locations via purchasing equity in other franchise brands to cover delivery for the entire state of California. Therefore, the Company is not likely at this time to exercise its option to acquire the additional 30% interest in Indigo. In addition, the Company is no longer involved in day-to-day operations of Indigo and going forward, the Company intends to pursue cannabis delivery independent of Indigo. As of October 1, 2020, the Company ceased to have control over the day-to-day business of Indigo and it was deconsolidated and recorded as an investment in nonconsolidated affiliate at its $505,449 estimated fair value and changed to equity method of accounting. Pursuant to the terms of the Indigo agreement, if the Company determines, in its discretion not to continue to make monthly payments, its 40% ownership interest in Indigo will be decreased according to the payment then made. As of December 31, 2020, the Company made $59,370 additional payments, and held approximately 32% of the ownership of Indigo. As of December 31, 2021, the Company recorded equity method investment in affiliates at $380,660, net with $60,747 loss from equity method investment.

Selected cannabis and hemp projects: On May 12, 2021, the Company entered into a Merger Agreement by and between Carnaby Spot Bay Corp, a California corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), Lemon Glow Company, a California corporation, and  (the “Lemon Glow”) and Ryan Santiago (the “Shareholder Representative”), where the Merger Sub would merge with and into Lemon Glow, with Lemon Glow being the surviving corporation (the “Merger”).  Thus, Lemon Glow was the surviving entity, which was subsequently merged into the Company.  The purpose of the transactions was to establish a licensed and permitted entity whereby Sugarmade would cultivate, manufacture, and distribute cannabis to the California markets.  At the time of the transactions, neither Lemon Glow, the Merger Sub, nor Sugarmade was permitted and licensed for such activities.

On October 28, 2021, Lemon Glow Company obtained a conditional Use Permit (UP) number from the Community Development Department of the County of Lake, California, which the Company believes is an important step towards the conditional Use Permit (UP) for commercial cannabis cultivation at its Property.  The issuance of the Conditional Use Permit (UP) number by the County of Lake allows the Company to proceed with the state cannabis cultivation license application, and potentially obtain certain applicable permits, such as from the Department of Cannabis Control, Department of Food and Agriculture, Department of Pesticide Regulation, Department of Fish and Wildlife, The State Water Resources Control Board, Board of Forestry and Fire Protection, Central Valley or North Coast Regional Water Quality Control Board, Department of Public Health, and Department of Consumer Affairs, as may be required.  The Company believes that obtaining the conditional Use Permit (UP) number by the County of Lake could lead towards full approval to cultivate cannabis on up to thirty-two (32) acres out of the total six-hundred-forty (640) acres of the Property.

As of the date of this filing, Sugarmade is working diligently on conditions required by the County of Lake to allow the Company to cultivate cannabis.  It is the Company’s intention to begin such activities at the earliest time possible, assuming permits are ultimately issued. However, no such license or permits have yet been issued, and applications are still pending.

Sugarmade, Inc. and Subsidiaries

Notes to Unaudited Condensed Consolidated Financial Statements

December 31, 2021

1. Nature of Business

Sugarmade, Inc. (hereinafter referred to as “we”, “us” or “the/our Company”) is a publicly-traded company incorporated in the state of Delaware. Our previous legal name was Diversified Opportunities, Inc. Our Company, Sugarmade, Inc. operates much of its business activities through our subsidiaries, SWC Group, Inc., a California corporation (“SWC’’), NUG Avenue, Inc., a California corporation (“Nug Avenue”), and Lemon Glow Company, Inc., a California corporation (“Lemon Glow”). Sugarmade, Inc. was founded in 2010. In 2014, CarryOutSupplies.com was acquired by Sugarmade, Inc., creating the Company as it is today.

Shares of our common stock are quoted on the OTC Markets, which is a quotation system for early-stage and developing companies. Our trading symbol is “SGMD”. Our corporate website is www.Sugarmade.com.

As of the date of this filing, we are involved in several business sectors and business ventures:

Paper and paper-based products: The supply of consumable products to the quick-service restaurant sub-sector of the restaurant industry, and as an importer and distributor of non-medical personal protection equipment to business and consumers, via our CarryOutSupplies.com subsidiary (“Carryout Supplies”). Carryout Supplies is a producer and wholesaler of custom printed and generic supplies, servicing more than 2,000 quick-service restaurants. The primary products are plastic cold cups, paper coffee cups, yogurt cups, ice cream cups, cup lids, cup sleeves, edible packaging, food containers, soup containers, plastic spoons, and similar products for this market sector. This subsidiary, which was formed in 2009, was recently expanded to also offer non-medical personal protective equipment.

NUG Avenue, Inc. investment into licensed cannabis delivery in Los Angeles area markets. During February 2021, we became a majority owner of NUG Avenue, Inc., a California corporation (“NUG Avenue”), which operates a licensed and regulated cannabis delivery service out of Lynwood, California, serving the greater Los Angeles Metropolitan area (the “Lynwood Operations”). The Company currently owns a majority stake of seventy percent (70%) of NUG Avenue’s Lynwood Operations and holds first rights of refusal on NUG Avenue’s business expansion relative to the cannabis marketplace. By way of our capital injection made into NUG Avenue and by via our 70% ownership position, we consolidate and recognize 100% of the revenues and 70% of profits or loss generated by NUG Ave for its Lynwood Operation.

Cannabis products delivery service and sales: As a joint owner in the Budcars licensed cannabis delivery service brand (“Budcars” or the “Budcars Brand”). Budcars operates a licensed cannabis delivery service in the Sacramento, California area. During early 2020, the Company entered into agreement with Indigo Dye Group (“Indigo”) to acquire 40% stake in the Budcars Brand and in the Sacramento delivery operations. Under the terms of the agreement with Indigo, Sugarmade acquired an option to purchase an additional 30% interest in Budcars. Upon exercise of this option, the Company would acquire a controlling interest in Indigo. As of June 30, 2021, the option has not yet been exercised and the Company’s stake in Budcars was at 40%. Starting on October 1, 2020, the Company plans to open new locations via purchasing equity in other Brand/Franchises to cover delivery for the entire California. Therefore, the Company is not likely at this time to exercise its option to acquire the additional 30% interest in Indigo. In addition, the Company is no longer involved in day-to-day operations of Indigo and going forward, the Company intends to pursue cannabis delivery independent of Indigo. As of October 1, 2020, the Company ceased to have control over the day-to-day business of Indigo and it was deconsolidated and recorded as an investment in nonconsolidated affiliate at its $505,449 estimated fair value and changed to equity method of accounting. Pursuant to the terms of the Indigo agreement, if the Company determines, in its discretion not to continue to make monthly payments, its 40% ownership interest in Indigo will be decreased according to the payment then made. As of December 31, 2020, the Company made $59,370 additional payments, and hold approximately 32% of the ownership of Indigo. As of June 30, 2021, the Company recorded equity method investment in affiliates at $441,407, net with $81,725 loss from equity method investment. (See Note 6 and Note 7)

Selected cannabis and hemp projects: On May 12, 2021, SugarMade, Inc. entered into an Agreement and Plan of Merger, as amended (the “Merger Agreement”) by and between Lemon Glow Corporation, a California corporation (“Lemon Glow”), Carnaby Spot Bay Corp, a California corporation and a wholly owned subsidiary of the Company (“Merger Sub”) and Ryan Santiago (the “Shareholder Representative”), pursuant to which, on May 25, 2021 and upon the terms and subject to the conditions set forth in the Merger Agreement, Merger Sub merged with and into Lemon Glow, with Lemon Glow being the surviving corporation (the “Merger”). The principal asset of Lemon Glow is land and the Company is not an operating company. As a result of the Merger, Lemon Glow became a wholly-owned subsidiary of the Company.